Stock Incentive Plans - Schedule of Assumptions (FY) (Details) - Options - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	4.53%	3.38%	4.04%	3.95%	3.95%	2.24%	0.79%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected term	6 years 2 months 4 days	6 years	6 years 2 months 12 days	5 years 11 months 8 days	5 years 11 months 8 days	6 years 7 days	6 years 10 days
Expected volatility	93.57%	94.40%	95.09%	94.64%	94.64%	92.21%	95.04%
Weighted-average fair value of common stock (in dollars per share)	$ 22.08	$ 39.3	$ 20.14	$ 34.5	$ 1.15	$ 2.63	$ 3.58
Common stock | Old Cartestian
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate					4.83%
Dividend yield					0.00%
Expected term					3 years 7 months 2 days
Expected volatility					83.77%
Weighted-average fair value of common stock (in dollars per share)					$ 0.4
Series A Preferred Stock | Old Cartestian
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate					4.92%
Dividend yield					0.00%
Expected term					3 years 3 months 14 days
Expected volatility					83.87%
Weighted-average fair value of common stock (in dollars per share)					$ 403.47